Note 7 - Risk Management -Liquidity Risk - Asset Encumbrance (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity instruments [Member] | Encumbered Assets [Member] | Carriying Value [Member]
Encumbered Assets Line Items
Encumbered Assets	€ 2,297	€ 2,214
Equity instruments [Member] | Encumbered Assets [Member] | Fair Market Value [Member]
Encumbered Assets Line Items
Encumbered Assets	2,297	2,214
Equity instruments [Member] | Non Encumbered Assets [Member] | Carriying Value [Member]
Encumbered Assets Line Items
Encumbered Assets	9,616	9,022
Equity instruments [Member] | Non Encumbered Assets [Member] | Fair Market Value [Member]
Encumbered Assets Line Items
Encumbered Assets	9,616	9,022
Debt Securities [Member] | Encumbered Assets [Member] | Carriying Value [Member]
Encumbered Assets Line Items
Encumbered Assets	28,700	40,114
Debt Securities [Member] | Encumbered Assets [Member] | Fair Market Value [Member]
Encumbered Assets Line Items
Encumbered Assets	29,798	39,972
Debt Securities [Member] | Non Encumbered Assets [Member] | Carriying Value [Member]
Encumbered Assets Line Items
Encumbered Assets	84,391	90,679
Debt Securities [Member] | Non Encumbered Assets [Member] | Fair Market Value [Member]
Encumbered Assets Line Items
Encumbered Assets	84,391	90,679
Loans and Other Assets [Member] | Encumbered Assets [Member] | Carriying Value [Member]
Encumbered Assets Line Items
Encumbered Assets	79,604	94,718
Loans and Other Assets [Member] | Encumbered Assets [Member] | Fair Market Value [Member]
Encumbered Assets Line Items
Encumbered Assets	0
Loans and Other Assets [Member] | Non Encumbered Assets [Member] | Carriying Value [Member]
Encumbered Assets Line Items
Encumbered Assets	485,451	€ 495,109
Loans and Other Assets [Member] | Non Encumbered Assets [Member] | Fair Market Value [Member]
Encumbered Assets Line Items
Encumbered Assets	€ 0